Equinox Funds Trust

Equinox Chesapeake Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for the Equinox Chesapeake Strategy Fund, pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on October 7, 2016 (SEC Accession No. 0001193125-16-733356).

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase